Contingencies	12 Months Ended
Dec. 31, 2015
Contingencies [Abstract]
Contingencies
Note 18 – Contingencies

Legal Proceedings

Litigation related to TRC/TRP Merger

On December 16, 2015, two purported unitholders of TRP (the “State Court Plaintiffs”) filed a putative class action and derivative lawsuit challenging the TRC/TRP Merger against TRC, TRP (as a nominal defendant), TRP GP, the members of the board of the general partner (the “TRP GP Board”) and Merger Sub (collectively, the “State Court Defendants”). This lawsuit is styled Leslie Blumberg et al. v. TRC Resources Corp., et al., Cause No. 2015-75481, in the District Court of Harris County, Texas, 234th Judicial District (the “State Court Lawsuit”).

The State Court Plaintiffs allege several causes of action challenging the TRC/TRP Merger. Generally, the State Court Plaintiffs allege that (i) the members of the TRP GP Board breached express and/or implied duties under the TRP partnership agreement and (ii) TRC, our general partner, and Merger Sub aided and abetted in these alleged breaches of duties. The State Court Plaintiffs further allege, in general, that (a) the premium offered to TRP’s unitholders was inadequate, (b) the TRC/TRP Merger did not include a collar to protect TRP unitholders from decreases in TRC’s stock price, (c) the TRP GP Board agreed to contractual terms that allegedly may have dissuaded other potential acquirers from seeking to acquire TRP (including the “no-solicitation,” “matching rights,” and “termination fee” provisions), (d) the process leading up to the TRC/TRP Merger was unfair and (e) the TRP GP Board has conflicts of interest due to TRC’s control of our general partner.

Based on these allegations, the State Court Plaintiffs sought to enjoin the State Court Defendants from proceeding with or consummating the TRC/TRP Merger unless and until the TRP GP Board adopted and implemented processes to obtain the best possible terms for TRP common unitholders. The State Court Plaintiffs now seek to have the TRC/TRP Merger rescinded and seek attorneys’ fees. The date to answer or otherwise respond to the State Court Lawsuit is currently set for February 29, 2016.

On January 6 and 19, 2016, two additional purported unitholders of TRP (the “Federal Court Plaintiffs”) filed two putative class action lawsuits challenging the disclosures made in connection with the TRC/TRP Merger against TRP and the members of the TRP GP Board (the “Federal Court Defendants”). These lawsuits have been consolidated as In re Targa Resources Partners, L.P. Securities Litigation, Consolidated C.A. No. 4:16-cv-00041, in the United States District Court for the Southern District of Texas, Houston Division (the “Federal Court Lawsuits”).

The Federal Court Plaintiffs allege that (i) the Federal Court Defendants have violated Section 14(a) of the Exchange Act and Rule 14a-9 promulgated thereunder and (ii) the members of the TRP GP Board have violated Section 20(a) of the Exchange Act. The Federal Court Plaintiffs allege, in general, that the preliminary and definitive joint proxy statements/prospectuses filed in connection with the TRC/TRP Merger fail, among other things, to disclose allegedly material information concerning (i) the TRP GP Conflicts Committee’s financial advisor’s and TRC’s financial advisor’s analyses in connection with the TRC/TRP Merger, (ii) certain TRC and TRP projections, and (iii) the events leading up to the TRC/TRP Merger. The Federal Court Plaintiffs further allege, in general, that (a) the premium offered to TRP’s unitholders was inadequate, (b) the TRC/TRP Merger did not include a collar to protect TRP unitholders from decreases in TRC’s stock price, (c) the TRP GP Board agreed to contractual terms that allegedly may have dissuaded other potential acquirers from seeking to acquire TRP (including the “no-solicitation,” “matching rights,” and “termination fee” provisions), (d) the process leading up to the TRC/TRP Merger was unfair and (e) the TRP GP Board has conflicts of interest due to TRC’s control of the general partner.

Based on these allegations, the Federal Court Plaintiffs sought to enjoin the Federal Court Defendants from proceeding with or consummating the TRC/TRP Merger unless and until the Federal Court Defendants disclosed the allegedly omitted information summarized above. The Federal Court Plaintiffs now seek to have the TRC/TRP Merger rescinded. The Federal Court Plaintiffs also seek damages and attorneys’ fees.

One of the Federal Court Plaintiffs sought a Temporary Restraining Order (“TRO”) to prevent the Federal Court Defendants from proceeding with the TRC/TRP vote and/or merger. On January 29, 2016, this Plaintiff was denied his request for a TRO.

The date for the Federal Court Defendants to answer, move to dismiss, or otherwise respond to the Federal Court Lawsuits has not yet been set.

Neither the State Court Defendants nor the Federal Court Defendants (collectively, the “Defendants”) can predict the outcome of these or any other lawsuits that might be filed subsequent to the date of the filing of this report, nor can Defendants predict the amount of time and expense that will be required to resolve such litigation. Defendants believe these lawsuits are without merit and intend to defend vigorously against these lawsuits and any other actions challenging the TRC/TRP Merger.

Targa Litigation related to Atlas Mergers

On January 28, 2015, a public shareholder of TRC (the “TRC Plaintiff”) filed a putative class action and derivative lawsuit against TRC (as a nominal defendant), its directors at the time of the ATLS Merger (the “TRC Director Defendants”), and ATLS (together with TRC and the TRC Director Defendants, the “TRC Lawsuit Defendants”). This lawsuit was styled Inspired Investors v. Joe Bob Perkins, et al., in the District Court of Harris County, Texas (the “TRC Lawsuit”).

The TRC Plaintiff alleged a variety of causes of action challenging the disclosures related to the ATLS Merger. Generally, the TRC Plaintiff alleged that the TRC Director Defendants breached their fiduciary duties. The TRC Plaintiff further alleged that the registration statement filed on January 22, 2015 failed to disclose allegedly material details concerning (i) Wells Fargo Securities, LLC’s and the TRC Director Defendants’ supposed conflicts of interest with respect to the ATLS Merger, (ii) TRC’s financial projections, (iii) the background of the ATLS Merger, and (iv) Wells Fargo Securities, LLC’s analysis of the ATLS Merger.

Based on these allegations, the TRC Plaintiff sought to enjoin the TRC Lawsuit Defendants from proceeding with or consummating the ATLS Merger unless and until TRC disclosed the allegedly material omitted details. The TRC Plaintiff also sought to have the ATLS Merger rescinded, recissory damages, and attorneys’ fees.

On June 9, 2015, the Court dismissed the TRC Lawsuit with prejudice.

Atlas Unitholder Litigation

Between October and December 2014, five public unitholders of APL (the “APL Plaintiffs”) filed putative class action lawsuits against APL, ATLS, APL GP, its managers, Targa, the Partnership, the general partner and MLP Merger Sub (the “APL Lawsuit Defendants”). These lawsuits were styled (a) Michael Evnin v. Atlas Pipeline Partners, L.P., et al., in the Court of Common Pleas for Allegheny County, Pennsylvania; (b) William B. Federman Family Wealth Preservation Trust v. Atlas Pipeline Partners, L.P., et al., in the District Court of Tulsa County, Oklahoma (the “Tulsa Lawsuit”); (c) Greenthal Living Trust U/A 01/26/88 v. Atlas Pipeline Partners, L.P., et al., in the Court of Common Pleas for Allegheny County, Pennsylvania; (d) Mike Welborn v. Atlas Pipeline Partners, L.P., et al., in the Court of Common Pleas for Allegheny County, Pennsylvania; and (e) Irving Feldbaum v. Atlas Pipeline Partners, L.P., et al., in the Court of Common Pleas for Allegheny County, Pennsylvania, though the Tulsa Lawsuit has been voluntarily dismissed. The Evnin, Greenthal, Welborn and Feldbaum lawsuits have been consolidated as In re Atlas Pipeline Partners, L.P. Unitholder Litigation, Case No. GD-14-019245, in the Court of Common Pleas for Allegheny County, Pennsylvania (the “Consolidated APL Lawsuit”). In October and November 2014, two public unitholders of ATLS (the “ATLS Plaintiffs” and, together with the APL Plaintiffs, the “Atlas Lawsuit Plaintiffs”) filed putative class action lawsuits against ATLS, ATLS GP, its managers, Targa and GP Merger Sub (the “ATLS Lawsuit Defendants” and, together with the APL Lawsuit Defendants, the “Atlas Lawsuit Defendants”). These lawsuits were styled (a) Rick Kane v. Atlas Energy, L.P., et al., in the Court of Common Pleas for Allegheny County, Pennsylvania and (b) Jeffrey Ayers v. Atlas Energy, L.P., et al., in the Court of Common Pleas for Allegheny County, Pennsylvania (the “ATLS Lawsuits”). The ATLS Lawsuits have been consolidated as In re Atlas Energy, L.P. Unitholder Litigation, Case No. GD-14-019658, in the Court of Common Pleas for Allegheny County, Pennsylvania (the “Consolidated ATLS Lawsuit” and, together with the Consolidated APL Lawsuit, the “Consolidated Atlas Lawsuits”), though the Kane lawsuit has been voluntarily dismissed.

The Atlas Lawsuit Plaintiffs alleged a variety of causes of action challenging the Atlas mergers. Generally, the APL Plaintiffs alleged that (a) APL GP’s managers have breached the covenant of good faith and/or their fiduciary duties and (b) Targa, the Partnership, the general partner, MLP Merger Sub, APL, ATLS and APL GP have aided and abetted in these alleged breaches of the covenant of good faith and/or fiduciary duties. The APL Plaintiffs further alleged that (a) the premium offered to APL’s unitholders was inadequate, (b) APL agreed to contractual terms that would allegedly dissuade other potential acquirers from seeking to acquire APL, and (c) APL GP’s managers favored their self-interests over the interests of APL’s unitholders. The APL Plaintiffs in the Consolidated APL Lawsuit also alleged that the registration statement filed on November 19, 2014 failed, among other things, to disclose allegedly material details concerning (i) Stifel, Nicolaus & Company, Incorporated’s analysis of the Atlas mergers; (ii) APL and the Partnership’s financial projections; and (iii) the background of the Atlas mergers. Generally, the ATLS Plaintiffs alleged that (a) ATLS GP’s directors have breached the covenant of good faith and/or their fiduciary duties and (b) Targa, GP Merger Sub, and ATLS have aided and abetted in these alleged breaches of the covenant of good faith and/or fiduciary duties. The ATLS Plaintiffs further alleged that (a) the premium offered to the ATLS unitholders was inadequate, (b) ATLS agreed to contractual terms that would allegedly dissuade other potential acquirers from seeking to acquire ATLS, (c) ATLS GP’s directors favored their self-interests over the interests of the ATLS unitholders and (d) the registration statement failed to disclose allegedly material details concerning, among other things, (i) Wells Fargo Securities, LLC, Stifel, Nicolaus & Company, Incorporated, and Deutsche Bank Securities Inc.’s analyses of the Atlas mergers; (ii) the Partnership, Targa, APL, and ATLS’ financial projections; and (iii) the background of the Atlas mergers.

Based on these allegations, the Atlas Lawsuit Plaintiffs sought to enjoin the Atlas Lawsuit Defendants from proceeding with or consummating the Atlas mergers unless and until APL and ATLS adopted and implemented processes to obtain the best possible terms for their respective unitholders. The Atlas Lawsuit Plaintiffs also sought rescission, damages, and attorneys’ fees.

The parties to the Consolidated Atlas Lawsuits agreed to settle the Consolidated Atlas Lawsuits on February 9, 2015. In general, the settlements provide that in consideration for the dismissal of the Consolidated Atlas Lawsuits, ATLS and APL would provide supplemental disclosures regarding the Atlas mergers in a filing with the SEC on Form 8-K, which ATLS and APL did on February 11, 2015. The Atlas Lawsuit Defendants agreed to make such supplemental disclosures solely to avoid the uncertainty, risk, burden, and expense inherent in litigation and deny that any supplemental disclosure was or is required under any applicable rule, statute, regulation or law. On January 21, 2016, the Court granted final approval of the settlements in the Consolidated Atlas Lawsuits and dismissed the Consolidated Atlas Lawsuits with prejudice.

Environmental Proceedings

On August 22, 2014 and September 9, 2014, the Texas Commission on Environmental Quality (“TCEQ”) issued Notices of Enforcement (“NOEs”) to Targa Midstream Services LLC for alleged violations of air emissions regulations at the Mont Belvieu Fractionator relating to the operations of two regenerative thermal oxidizers during 2013 and 2014 and an unrelated discrete emissions event that occurred on May 29, 2014. On May 26, 2015, we signed an Agreed Order resolving all alleged violations stated in the NOEs. The Executive Director of the TCEQ signed the Agreed Order on September 11, 2015, and the TCEQ Commissioners approved the Agreed Order during their November 4, 2015 meeting. Pursuant to the Agreed Order, we (1) paid an administrative penalty in the amount of $115,644; and (2) paid $115,643 to fund certain supplemental environmental projects. Under the Agreed Order, we must comply with certain ordering provisions, including a requirement to install a flare gas recovery unit at the Mont Belvieu Fractionator within one year of the effective date of the Agreed Order.

On June 18, 2015, the New Mexico Environment Department’s Air Quality Bureau issued a Notice of Violation to Targa Midstream Services LLC for alleged violations of air emissions regulations related to emissions events that occurred at the Monument Gas Plant between June 2014 and December 2014. The Monument Gas Plant is operated by us and owned by Versado Gas Processors, L.L.C., which is a joint venture in which we own a 63% interest. We are in discussions with the New Mexico Environment Department to resolve the alleged violations. We anticipate that this matter could result in a monetary sanction in excess of $100,000 but less than $300,000.

We are also a party to various legal, administrative and regulatory proceedings that have arisen in the ordinary course of our business.